Fair Value Measurements (Details) - Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs - Level 3 [Member]	Dec. 31, 2023	Dec. 31, 2022
Measurement Input, Exercise Price [Member]
Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs [Line Items]
Quantitative information fair value measurements inputs	7.32	7.32
Measurement Input, Expected Term [Member]
Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs [Line Items]
Quantitative information fair value measurements inputs	3.5	4.5
Measurement Input, Price Volatility [Member]
Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs [Line Items]
Quantitative information fair value measurements inputs	71.2	72.6
Measurement Input, Risk Free Interest Rate [Member]
Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs [Line Items]
Quantitative information fair value measurements inputs	4	4
Measurement Input, Expected Dividend Rate [Member]
Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs [Line Items]
Quantitative information fair value measurements inputs	0	0